PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Total Return Portfolio Administrative Class Prospectus, PIMCO Total Return
Portfolio Advisor Class Prospectus and PIMCO Total Return Portfolio Institutional Class
Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time